Fees Summary	Dec. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 737,775,000
Previously Paid Amount	0
Total Fee Amount	101,886.73
Total Offset Amount	$ 0
Narrative Disclosure	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offerings. The maximum aggregate amount of those offerings is $737,775,000.
Net Fee	$ 101,886.73
Narrative - Max Aggregate Offering Price	$ 737,775,000
Final Prospectus	true